Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 585	$ 408
Accounts payable, consolidated variable interest entity without recourse	24,138	21,318
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	238,864	192,332
Income taxes payable, consolidated variable interest entity without recourse	40,306	30,899
Amounts due to related parties, consolidated variable interest entity without recourse	48	29
Deferred revenue, consolidated variable interest entity without recourse	833,932	616,299
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	$ 2,174	$ 1,432
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	157,687,444	157,439,397